PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 334,264	$ 51,229	¥ 74,307
Total current assets	675,998	103,601	282,487
Non-current assets:
Prepayment for long-term investment	33,720	5,168	0
Total assets	5,334,538	817,554	4,297,445
Current liabilities:
Accrued expenses and other liabilities	330,090	50,589	277,101
Amount due to inter-companies	12,652	1,939	10,120
Total current liabilities	512,117	78,487	627,451
Total liabilities	2,933,708	449,612	2,408,207
Shareholders' equity:
Treasury stock (12,111,537 and 12,101,847 shares as of December 31, 2019 and 2020, respectively)	(8)	(1)	(8)
Additional paid-in capital	1,840,026	281,996	1,759,941
Accumulated other comprehensive loss	(46,429)	(7,116)	(97,285)
Accumulated deficit	(2,456,649)	(376,498)	(1,785,517)
Total Concord Medical Services Holdings Limited shareholders' equity (deficit)	(662,955)	(101,603)	(122,764)
Total liabilities, mezzanine equity and deficit	5,334,538	817,554	4,297,445
Common Class A [Member]
Shareholders' equity:
Ordinary shares	68	10	68
Common Class B [Member]
Shareholders' equity:
Ordinary shares	37	6	37
Parent Company [Member]
Current assets:
Cash and cash equivalent	2,079	319	540	$ 83	¥ 722	¥ 3,104
Amounts due from subsidiaries	375,162	57,496	404,213
Total current assets	377,241	57,815	404,753
Non-current assets:
Investments in subsidiaries	567,330	86,946	1,154,986
Prepayment for long-term investment	5,230	801
Total assets	949,801	145,562	1,559,739
Current liabilities:
Accrued expenses and other liabilities	35,476	5,437	55,409
Amount due to inter-companies	1,577,280	241,729	1,627,094
Total current liabilities	1,612,756	247,166	1,682,503
Total liabilities	1,612,756	247,166	1,682,503
Shareholders' equity:
Treasury stock (12,111,537 and 12,101,847 shares as of December 31, 2019 and 2020, respectively)	(8)	(1)	(8)
Additional paid-in capital	1,840,026	281,996	1,759,941
Accumulated other comprehensive loss	(46,429)	(7,116)	(97,285)
Accumulated deficit	(2,456,649)	(376,498)	(1,785,517)
Total Concord Medical Services Holdings Limited shareholders' equity (deficit)	(662,955)	(101,603)	(122,764)
Total liabilities, mezzanine equity and deficit	949,801	145,563	1,559,739
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	68	10	68
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 37	$ 6	¥ 37